SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF SHARE OPTION ACTIVITY

The changes in stock options including those granted to directors, officers, employees and consultants are summarized as follows:

	2023		2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	8,635,000	$0.14	7,880,052	$0.13	6,706,072	$0.08
Options granted	2,365,000	$0.26	3,125,000	$0.15	2,840,000	$0.22
Expired/Cancelled	(250,000)	$0.17	(1,570,052)	$0.13	-	-
Exercised	(400,000)	$0.11	(800,000)	$0.10	(1,666,020)	$0.08
Ending Balance	10,350,000	$0.17	8,635,000	$0.14	7,880,052	$0.13
Exercisable	9,132,250	$0.17	6,216,250	$0.14	7,692,552	$0.13

SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2023:

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.075	January 24, 2024	140,000	140,000
$0.06	April 1, 2024	140,000	140,000
$0.05	October 15, 2024	1,470,000	1,470,000
$0.08	November 18, 2025	500,000	500,000
$0.08	December 8, 2025	710,000	710,000
$0.19	January 28, 2026	150,000	150,000
$0.25	March 22, 2026	1,800,000	1,800,000
$0.15	August 10, 2027	2,675,000	2,675,000
$0.15	August 12, 2027	100,000	100,000
$0.16	October 12, 2027	300,000	300,000
$0.28	May 15, 2028	1,825,000	912,500
$0.20	June 21, 2028	400,000	200,000
$0.20	September 15, 2028	140,000	35,000
		10,350,000	9,132,250

SCHEDULE OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED

Share-based payments for options granted and repriced was measured using the Black-Scholes option pricing model with the following assumptions:

	2023	2022	2021
Expected life	3.30 years	0.8 – 2.65 years	1 – 5 years
Volatility	134% - 174%	94% - 193%	134% - 211%
Dividend yield	0%	0%	0%
Risk-free interest rate	3.28% – 4.20%	1.46% – 3.71%	0.32% - 0.99%

SUMMARY OF CHANGES IN WARRANTS

The Company has issued warrants entitling the holders to acquire common shares of the Company. The summary of changes in warrants is presented below.

	2023		2022		2021
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	-	-	18,781,066	$0.21	18,743,226	$0.16
Warrants issued	-	-	-	-	16,274,000	$0.22
Warrants exercised	-	-	(909,400)	$0.19	(10,058,660)	$0.16
Warrants expired	-	-	(17,871,666)	$0.22	(6,177,500)	$0.15
Outstanding	-	-	-	-	18,781,066	$0.21